RENTAL EXPENSE AND LEASE COMMITMENTS - Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement Disclosures
Rental expense	$ 1,508	$ 1,474	$ 1,592
Discontinued Operations, Disposed of by Means Other than Sale
Income Statement Disclosures
Rental expense		$ 29	$ 95